Shareholder's Equity	12 Months Ended
Dec. 31, 2025
Shareholder's Equity
Shareholder's Equity

(17) Shareholder´s Equity

As of December 31, 2025, 177,778,907 shares of Evotec SE with a nominal value of € 1.00 per share are issued and outstanding.

The stock options exercised in 2025 have an average exercise price of € 1.00 per share, the same as the average exercise price for stock options exercised in 2024. In 2025, Evotec issued 225,451 shares related to share based compensation. In Q4 2025, Evotec initiated a share buyback program. From November 7, 2025 through November 14, 2025, a total of 290,000 shares were acquired at the Frankfurt Stock Exchange in the amount of € 1,548k (average € 5.34 per share). These treasury shares are deducted from equity at cost with no gain or loss recognized in profit or loss. Shares acquired under the buyback program are intended to be converted into ADSs and used exclusively to satisfy obligations under the U.S. RSU employee plans. The weighted average number of shares used for the Basic EPS calculation reflects the impact of both, exercised shares and treasury shares purchased during the period.

The conditional capital of Evotec SE as of December 31, 2025 consists of 11,947,322 shares available for the Share Performance Plans and the Stock Option Plans and 35,390,530 shares available for the issuance of no-par value bearer shares to holders or creditors of convertible bonds and/or bonds with warrants, profit participation rights and/or income bonds (or a combination of these instruments). Evotec SE may grant these on the basis of the resolution of the AGM on June 22, 2022. The remaining conditional capital of Evotec SE as of December 31, 2025, thus amounts to a total of 47,337,852 shares.

Pursuant to Section 5 (5) of the Company’s Articles of Association, the Management Board is authorized, with the approval of the Supervisory Board, to increase the Company’s share capital by up to € 35,434,147 by issuing new shares against cash or non-cash contributions on one or more occasions until June 9, 2029.

As of December 31, 2025, Evotec holds 319,507 treasury shares (December 31, 2024: 167,415), representing 0.2% (December 31, 2024: 0.1%) of Evotec’s total share capital as of December 31, 2025.